Quarterly Report
July 31, 2022
MFS®  Total Return
Bond Fund
RBF-Q1

Portfolio of Investments
7/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.5%
Aerospace & Defense – 0.8%
Boeing Co., 2.196%, 2/04/2026	$26,637,000	$24,803,042
Boeing Co., 5.15%, 5/01/2030	7,084,000	7,150,776
Boeing Co., 5.705%, 5/01/2040	6,632,000	6,599,308
Boeing Co., 5.805%, 5/01/2050	6,457,000	6,414,602
TransDigm, Inc., 4.625%, 1/15/2029	20,143,000	18,128,700
		$63,096,428
Asset-Backed & Securitized – 17.3%
ACREC 2021-FL1 Ltd., “C”, FLR, 4.306% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	$10,841,500	$10,435,474
ACREC 2021-FL1 Ltd., “D”, FLR, 4.806% (LIBOR - 1mo. + 2.65%), 10/16/2036 (n)	13,074,500	12,217,359
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 4.649% (LIBOR - 1mo. + 2.65%), 1/15/2037 (n)	13,618,500	12,907,192
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 4.332% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	14,107,464	13,748,133
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 3.523% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)	4,019,500	3,932,345
Arbor Realty Trust, Inc., CLO, 2019-FL2, “B”, FLR, 3.823% (LIBOR - 1mo. + 1.75%), 9/15/2034 (n)	3,215,500	3,179,541
Arbor Realty Trust, Inc., CLO, 2020-FL1, “B”, FLR, 3.873% (LIBOR - 1mo. + 1.8%), 2/15/2035 (n)	4,500,000	4,491,355
Arbor Realty Trust, Inc., CLO, 2020-FL1, “C”, FLR, 4.123% (LIBOR - 1mo. + 2.05%), 2/15/2035 (n)	15,774,500	15,483,098
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 3.999% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	4,863,500	4,622,737
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 4.949% (LIBOR - 1mo. + 2.95%), 12/15/2035 (n)	3,420,500	3,207,374
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 3.599% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	4,735,000	4,526,333
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 3.849% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	9,870,000	9,108,441
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 4.199% (LIBOR - 1mo. + 2.2%), 8/15/2034 (n)	4,110,000	3,789,839
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 4.299% (LIBOR - 1mo. + 2.3%), 11/15/2036 (n)	14,892,500	13,816,216
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 4.416% (SOFR - 30 day + 3%), 1/15/2037 (n)	40,620,500	37,582,927
AREIT 2019-CRE3 Trust, “A”, FLR, 3.343% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	877,423	869,120
AREIT 2019-CRE3 Trust, “B”, FLR, 3.623% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	7,734,500	7,707,476
AREIT 2019-CRE3 Trust, “C”, FLR, 3.973% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	6,751,000	6,694,541
AREIT 2019-CRE3 Trust, “D”, FLR, 4.723% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	6,243,500	6,019,783
AREIT 2022-CRE6 Trust, “B”, FLR, 3.321% (SOFR - 30 day + 1.85%), 1/16/2037 (n)	4,924,000	4,903,964
AREIT 2022-CRE6 Trust, “C”, FLR, 3.621% (SOFR - 30 day + 2.15%), 1/16/2037 (n)	10,134,500	9,592,061
AREIT 2022-CRE6 Trust, “D”, FLR, 4.321% (SOFR - 30 day + 2.85%), 12/17/2024 (n)	4,313,500	4,233,972
Atrium XII Corp., 2012-A, “B1R”, FLR, 4.109% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	15,670,000	15,229,657
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.96% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	23,804,982	23,120,476
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	1,846,835	185
Bayview Commercial Asset Trust, FLR, 2.724% (LIBOR - 1mo. + 0.31%), 8/25/2035 (n)	118,267	107,691
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.946% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	634,036	736,062
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	9,055,000	8,571,733
BDS 2019-FL4 Ltd., “A”, FLR, 3.099% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	3,283,772	3,287,217
BDS 2019-FL4 Ltd., “C”, FLR, 3.999% (LIBOR - 1mo. + 2%), 8/15/2036 (n)	10,946,500	10,601,963
BDS 2021-FL7 Ltd., “B”, FLR, 3.656% (LIBOR - 1mo. + 1.5%), 6/16/2036 (n)	5,159,500	4,929,835
BSPRT 2019-FL5 Issuer Ltd., “C”, FLR, 3.999% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	9,385,000	9,120,099
BSPRT 2021-FL6 Issuer Ltd., “B”, FLR, 3.599% (LIBOR - 1mo. + 1.6%), 3/15/2036 (n)	15,128,000	14,243,193
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 4.049% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	5,310,500	4,986,214
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 4.299% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)	3,651,000	3,431,812
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 4.749% (LIBOR - 1mo. + 2.75%), 12/15/2038 (n)	4,152,500	3,843,450
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	5,239,218	4,868,701
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	2,046,988	1,844,603
BXMT 2020-FL2 Ltd., “B”, FLR, 3.473% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	6,104,500	5,788,446
BXMT 2021-FL4 Ltd., “AS”, FLR, 3.299% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	17,470,500	16,958,134
BXMT 2021-FL4 Ltd., “B”, FLR, 3.549% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)	38,262,000	36,291,327
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	20,960,656	19,425,344
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	8,145,184	7,755,819
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 3.135%, 1/25/2037 (d)(q)	1,166,362	423,503
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 3.31%, 3/25/2037 (d)(q)	1,222,087	498,412
CHCP 2021-FL1 Ltd., “B”, FLR, 3.865% (LIBOR - 1mo. + 1.65%), 2/15/2038 (n)	6,412,000	6,188,808
CHCP 2021-FL1 Ltd., “C”, FLR, 4.315% (LIBOR - 1mo. + 2.1%), 2/15/2038 (n)	5,168,000	4,959,700
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	4,461,971	4,414,549

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	$11,154,926	$10,946,918
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	5,948,000	5,904,991
CLNC 2019-FL1 Ltd., “B”, FLR, 4.177% (LIBOR - 1mo. + 1.9%), 8/20/2035 (n)	6,270,000	6,254,670
CLNC 2019-FL1 Ltd., “C”, FLR, 4.677% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	10,190,000	9,712,979
Columbia Cent CLO 28 Ltd., “A-2-R”, 4.563%, 11/07/2030 (n)	28,014,809	26,738,258
Columbia Cent CLO 28 Ltd., “B-R”, 5.01%, 11/07/2030 (n)	17,835,205	16,670,049
Commercial Mortgage Pass-Through Certificates, 2014-LC19 “A4”, 3.183%, 2/10/2048	9,743,000	9,571,952
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	9,577,577	9,414,462
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,963,398	9,894,068
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	4,781,393	4,763,016
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	26,220,086
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	2,159,000	1,992,260
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	3,687,246	3,626,812
Cutwater 2014-1A Ltd., “BR”, FLR, 4.912% (LIBOR - 3mo. + 2.4%), 7/15/2026 (n)	4,271,121	4,223,165
Cutwater 2015-1A Ltd., “BR”, FLR, 4.312% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	27,695,000	26,884,755
Dryden Senior Loan Fund, 2014-36A, “BR3”, CLO, FLR, 3.962% (LIBOR - 3mo. + 1.45%), 4/15/2029 (n)	14,975,000	14,499,948
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 4.79% (LIBOR - 3mo. + 2.05%), 7/18/2030 (n)	16,500,000	15,605,221
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	2,458,062	2,454,977
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	108,296	109,780
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	11,278,195
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4.44% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	15,920,000	14,823,733
IMPAC CMB Trust, FLR, 2.999% (LIBOR - 1mo. + 0.74%), 11/25/2034	18,630	18,422
IMPAC CMB Trust, FLR, 3.179% (LIBOR - 1mo. + 0.92%), 11/25/2034	9,315	9,279
IMPAC Secured Assets Corp., FLR, 2.959% (LIBOR - 1mo. + 0.35%), 5/25/2036	34,662	31,902
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	13,025,174	12,862,118
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	23,872,958	23,327,248
JPMDB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	11,500,000	11,249,990
JPMorgan Chase Commercial Mortgage Securities Corp., 5.646%, 7/15/2042 (n)	435,491	357,076
LCCM 2021-FL2 Trust, “C”, FLR, 4.149% (LIBOR - 1mo. + 2.15%), 12/13/2038 (n)	8,225,000	7,812,146
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 3.499% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	21,675,000	21,469,694
LoanCore 2018-CRE1 Ltd., “C”, FLR, 4.549% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	5,705,000	5,665,807
LoanCore 2018-CRE1 Ltd., “C”, FLR, 3.949% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	5,553,900	5,426,488
LoanCore 2018-CRE3 Ltd., “B”, FLR, 3.599% (LIBOR - 1mo. + 1.6%), 4/15/2034 (n)	5,351,850	5,277,796
LoanCore 2019-CRE2 Ltd., “D”, FLR, 4.449% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	3,164,500	3,112,029
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 3.369% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	3,883,718	3,867,376
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 3.749% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	23,249,000	22,157,531
LoanCore 2021-CRE5 Ltd., “B”, FLR, 3.999% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	8,432,000	7,862,250
LoanCore 2021-CRE6 Ltd., “B”, FLR, 3.899% (LIBOR - 1mo. + 1.9%), 11/15/2038 (n)	42,852,000	41,111,095
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 4.769% (LIBOR - 3mo. + 2%), 7/27/2031 (n)	24,271,403	23,051,280
Merrill Lynch Mortgage Investors, Inc., 4.315%, 2/25/2037 (a)(d)	1,812,832	267,898
MF1 2020-FL4 Ltd., “AS”, FLR, 4.173% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)	10,615,000	10,397,244
MF1 2021-FL5 Ltd., “C”, FLR, 3.773% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	10,670,500	10,153,173
MF1 2022-FL8 Ltd., “C”, FLR, 3.671% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	10,626,099	9,772,770
MF1 2022-FL8 Ltd., “D”, FLR, 4.121% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	6,141,972	5,587,241
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 4.456% (LIBOR - 3mo. + 1.65%), 1/29/2030 (n)	31,520,702	30,017,763
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	8,114,737	7,953,130
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 4.362% (LIBOR - 3mo. + 1.85%), 10/15/2029 (n)	5,663,303	5,354,211
Neuberger Berman CLO Ltd., 2016-21A, “CR2”, 4.76%, 4/20/2034 (n)	9,973,559	9,363,397
Neuberger Berman CLO Ltd., 2017-16SA, “BR”, FLR, 3.912% (LIBOR - 3mo. + 1.4%), 4/15/2034 (n)	20,000,000	18,995,160
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	7,876,000	7,854,891
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 4.509% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	16,780,750	15,930,604
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 5.109% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	22,979,914	21,488,449
Ownit Mortgage Loan Asset-Backed Certificates, 3.12%, 10/25/2035	497,487	308,020
Palmer Square Loan Funding 2020-1A Ltd., “A2”, FLR, 2.828% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	13,300,000	12,981,492
Palmer Square Loan Funding 2020-1A Ltd., “B”, FLR, 3.378% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	11,690,351	11,111,375
Parallel 2015-1A Ltd., “C1R”, FLR, 4.459% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	3,700,000	3,630,714
Parallel 2015-1A Ltd., “C2R”, FLR, 4.46% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	3,990,000	3,875,443
PFP III 2021-7 Ltd., “B”, FLR, 3.399% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	3,866,807	3,583,293
PFP III 2021-7 Ltd., “C”, FLR, 3.649% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	6,776,662	6,352,158

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Preferred Term Securities XIX Ltd., CDO, FLR, 2.178% (LIBOR - 3mo. + 0.35%), 12/22/2035 (n)	$2,287,710	$2,041,895
Race Point CLO Ltd., 2013-8A, “AR-2”, FLR, 2.518% (LIBOR - 3mo. + 1.04%), 2/20/2030 (n)	12,968,001	12,750,437
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 4.459% (LIBOR - 1mo. + 2.2%), 11/25/2036 (n)	5,795,000	5,394,670
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 5.209% (LIBOR - 1mo. + 2.95%), 11/25/2036 (n)	6,825,000	6,255,959
Regatta II Funding L.P., 2013-2A, “BR3”, FLR, 4.512% (LIBOR - 3mo. + 2%), 1/15/2029 (n)	17,000,000	16,060,189
Residential Funding Mortgage Securities, Inc., 4.456%, 12/25/2035	137,728	137,306
Santander Retail Auto Lease Trust, 2020-A, “C”, 2.08%, 3/20/2024 (n)	8,132,000	8,041,914
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	1,483,582	1,475,110
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	1,769,118	1,760,673
Shackleton 2015-8A CLO Ltd., “CR”, FLR, 4.359% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	2,000,000	1,929,850
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 4.256% (LIBOR - 1mo. + 2.1%), 4/18/2038 (n)	11,255,500	10,838,972
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 3.367% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	6,082,500	5,784,339
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 3.616% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	11,508,500	10,769,785
Thornburg Mortgage Securities Trust, FLR, 2.939% (LIBOR - 1mo. + 0.68%), 4/25/2043	694	694
TICP CLO 2018-IA Ltd., “A2”, FLR, 4.266% (LIBOR - 3mo. + 1.5%), 4/26/2028 (n)	16,262,022	15,859,640
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	33,000,000	32,515,174
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	18,388,578	18,421,437
UBS Commercial Mortgage Trust, 2019-C16, “A4”, 3.605%, 4/15/2052	15,000,000	14,529,945
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 10/15/2052	34,841,583	32,231,454
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 3.962% (LIBOR - 3mo. + 1.45%), 10/15/2030 (n)	8,202,288	7,780,600
Voya CLO 2012-4A Ltd., “BR3”, FLR, 4.462% (LIBOR - 3mo. + 1.95%), 10/15/2030 (n)	3,474,736	3,222,025
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 5.812% (LIBOR - 3mo. + 3.3%), 10/15/2030 (n)	4,942,894	4,471,485
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	15,451,790	15,278,469
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	7,740,000	7,461,568
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	24,755,573
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	13,470,000	13,233,919
Wells Fargo Commercial Mortgage Trust, 2018-C46, “A4”, 4.152%, 8/15/2051	4,840,000	4,885,022
		$1,303,822,566
Automotive – 0.4%
Stellantis N.V., 2.691%, 9/15/2031 (n)	$14,723,000	$12,059,067
Volkswagen Group of America Finance LLC, 3.2%, 9/26/2026 (n)	11,522,000	11,080,015
Volkswagen Group of America Finance LLC, 3.75%, 5/13/2030 (n)	5,056,000	4,739,266
		$27,878,348
Broadcasting – 1.3%
Discovery, Inc., 4.65%, 5/15/2050	$11,068,000	$9,119,088
Magallanes, Inc., 5.05%, 3/15/2042 (n)	24,492,000	21,748,230
Magallanes, Inc., 5.141%, 3/15/2052 (n)	21,194,000	18,659,596
Magallanes, Inc., 5.391%, 3/15/2062 (n)	8,483,000	7,489,273
Prosus N.V., 3.68%, 1/21/2030 (n)	17,751,000	14,983,005
WMG Acquisition Corp., 3%, 2/15/2031 (n)	28,310,000	24,588,084
		$96,587,276
Brokerage & Asset Managers – 1.2%
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	$26,796,000	$25,925,130
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	6,900,000	6,024,390
LPL Holdings, Inc., 4%, 3/15/2029 (n)	21,696,000	20,177,280
Morgan Stanley Domestic Holdings, Inc., 3.8%, 8/24/2027	18,580,000	18,473,815
Morgan Stanley Domestic Holdings, Inc., 4.5%, 6/20/2028	8,585,000	8,774,544
Raymond James Financial, Inc., 4.95%, 7/15/2046	14,019,000	13,874,466
		$93,249,625
Building – 0.6%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$7,940,000	$7,430,808
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	2,060,000	1,993,627
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	17,370,000	15,172,348
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	15,475,000	12,583,496

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Vulcan Materials Co., 3.5%, 6/01/2030	$9,570,000	$8,869,761
		$46,050,040
Business Services – 0.9%
Equinix, Inc., 1.8%, 7/15/2027	$9,219,000	$8,237,418
Equinix, Inc., 2.15%, 7/15/2030	21,402,000	18,099,860
Fiserv, Inc., 3.5%, 7/01/2029	17,324,000	16,421,049
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	27,150,000	23,822,632
		$66,580,959
Cable TV – 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$17,665,000	$15,702,772
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	10,635,000	10,777,634
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	6,428,000	6,755,396
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	35,959,000	31,474,822
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	17,470,000	14,857,187
CSC Holdings LLC, 4.5%, 11/15/2031 (n)	16,620,000	14,127,000
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	8,250,000	8,105,625
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	15,640,000	14,120,574
Time Warner Cable, Inc., 4.5%, 9/15/2042	9,503,000	7,633,860
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	5,590,438
		$129,145,308
Chemicals – 0.2%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	$19,805,000	$17,267,362
Computer Software – 0.4%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$26,757,000	$27,136,551
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$19,560,000	$19,266,991
Conglomerates – 0.7%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$9,016,000	$8,542,660
Carrier Global Corp., 3.577%, 4/05/2050	27,527,000	21,818,991
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	21,336,000	21,186,108
		$51,547,759
Consumer Products – 0.3%
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2029 (n)	$6,859,000	$6,630,868
GSK Consumer Healthcare Capital US LLC, 3.625%, 3/24/2032 (n)	15,416,000	14,933,587
		$21,564,455
Consumer Services – 0.4%
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	$12,640,000	$10,797,594
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	5,237,000	4,290,781
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)	15,190,000	10,582,134
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)	5,237,000	3,252,873
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2043 (n)	17,518,127	4,747,786
		$33,671,168
Containers – 0.2%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$15,606,000	$15,487,082
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$21,913,000	$18,574,130

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 0.7%
Broadcom, Inc., 4.15%, 11/15/2030	$8,877,000	$8,422,323
Broadcom, Inc., 3.469%, 4/15/2034 (n)	14,353,000	12,283,056
Broadcom, Inc., 3.137%, 11/15/2035 (n)	12,875,000	10,352,683
Broadcom, Inc., 3.187%, 11/15/2036 (n)	12,521,000	10,029,275
Broadcom, Inc., 4.926%, 5/15/2037 (n)	12,031,000	11,405,862
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.7%, 5/01/2025	1,921,000	1,850,362
		$54,343,561
Emerging Market Quasi-Sovereign – 0.1%
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	$5,243,000	$4,347,615
Energy - Independent – 0.7%
Diamondback Energy, Inc., 4.4%, 3/24/2051	$8,948,000	$8,003,013
Energean Israel Finance Ltd., 4.875%, 3/30/2026	16,253,000	14,895,874
Energean Israel Finance Ltd., 5.375%, 3/30/2028	3,720,000	3,277,692
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	9,070,000	8,697,368
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)	11,033,000	10,390,262
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	13,596,000	9,925,080
		$55,189,289
Energy - Integrated – 0.4%
Eni S.p.A., 4%, 9/12/2023 (n)	$13,354,000	$13,325,724
Eni S.p.A., 4.25%, 5/09/2029 (n)	13,598,000	13,553,068
		$26,878,792
Financial Institutions – 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.5%, 9/15/2023	$18,880,000	$18,857,758
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	12,700,000	13,132,645
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	10,175,000	8,928,840
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	12,067,000	10,134,593
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)	15,117,000	14,935,968
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	12,497,000	12,042,096
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	12,112,000	10,524,726
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	7,451,000	6,938,999
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,098,000	6,205,364
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	5,071,000	4,201,572
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	10,959,000	9,066,132
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)	14,072,333	10,835,696
		$125,804,389
Food & Beverages – 0.6%
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	$7,779,000	$8,338,528
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	20,690,000	20,099,235
PT Indofood CBP Sukses Makmur Tbk, 3.541%, 4/27/2032	22,400,000	18,315,813
		$46,753,576
Gaming & Lodging – 0.4%
Marriott International, Inc., 3.5%, 10/15/2032	$12,991,000	$11,595,329
Marriott International, Inc., 2.75%, 10/15/2033	18,167,000	14,865,664
		$26,460,993
Insurance – 0.3%
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	$15,987,000	$14,880,367
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	1,846,000	1,615,146
Corebridge Financial, Inc., 4.4%, 4/05/2052 (n)	5,568,000	4,808,038
		$21,303,551

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 1.5%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$13,217,000	$13,021,986
Ambac Assurance Corp., 5.1%, 6/07/2060 (n)	13,854	13,265
American International Group, Inc., 3.9%, 4/01/2026	7,299,000	7,302,649
Aon Corp., 3.75%, 5/02/2029	23,260,000	22,643,637
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	2,778,000	2,425,085
Brown & Brown, Inc., 4.2%, 3/17/2032	15,616,000	14,713,013
Brown & Brown, Inc., 4.95%, 3/17/2052	18,116,000	16,553,832
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	15,409,000	15,441,890
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	7,257,000	6,451,418
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	11,271,000	8,876,608
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	9,884,000	9,026,980
		$116,470,363
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$6,911,000	$6,392,843
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$3,387,000	$3,395,501
CNH Industrial Capital LLC, 3.85%, 11/15/2027	7,799,000	7,479,391
		$10,874,892
Major Banks – 7.4%
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	$7,070,000	$6,764,695
Bank of America Corp., 3.97% to 3/05/2028, FLR (LIBOR - 3mo. + 1.07%) to 3/05/2029	8,931,000	8,742,205
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	39,891,000	34,827,107
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	45,881,000	39,329,294
Bank of America Corp., 6.5% to 10/23/2024, FLR (LIBOR - 3mo. + 4.174%) to 10/23/2049	4,140,000	4,245,165
Bank of America Corp., 6.1% to 3/17/2025, FLR (LIBOR - 3mo. + 3.898%) to 12/29/2049	15,392,000	15,563,278
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	13,771,000	13,030,809
Barclays PLC, 4.375%, 1/12/2026	4,820,000	4,835,697
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	7,802,000	7,735,978
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	16,966,000	13,884,521
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	1,753,000	1,761,765
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR - 1 day + 1.73%) to 5/14/2032 (n)	7,279,000	5,851,423
Credit Suisse Group Fund (Guernsey) Ltd., 3.75%, 3/26/2025	10,358,000	10,036,923
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	23,182,000	20,146,085
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	15,968,000	14,102,884
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	26,935,000	23,178,937
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	25,500,000	20,360,599
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	10,111,000	8,940,907
JPMorgan Chase & Co., 3.509%, 1/23/2029	18,395,000	17,612,564
JPMorgan Chase & Co., 4.005%, 4/23/2029	28,117,000	27,531,155
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR (LIBOR - 3mo. + 1.26%) to 7/23/2029	9,246,000	9,127,806
JPMorgan Chase & Co., 2.739% to 10/15/2029, FLR (SOFR - 1 day + 1.51%) to 10/15/2030	16,953,000	15,199,815
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	7,484,000	6,690,095
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	29,061,000	24,976,814
Lloyds Bank PLC, 3.75%, 1/11/2027	3,975,000	3,887,028
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	31,223,000	26,139,894
Morgan Stanley, 3.125%, 7/27/2026	12,844,000	12,567,197
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	7,037,000	6,291,475
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	19,284,000	16,545,630
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	38,002,000	32,081,546
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	6,036,000	5,752,407
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	30,010,000	24,120,538
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	6,610,000	6,640,797
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,491,000	10,334,303
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031	45,462,000	40,095,333
Westpac Banking Corp., 2.894% to 2/4/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	18,137,000	17,244,522
		$556,177,191

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 1.8%
Alcon, Inc., 2.75%, 9/23/2026 (n)	$4,432,000	$4,206,293
Alcon, Inc., 3%, 9/23/2029 (n)	11,067,000	10,150,846
Alcon, Inc., 2.6%, 5/27/2030 (n)	4,431,000	3,884,019
CommonSpirit Health, 2.95%, 11/01/2022	9,078,000	9,088,306
DaVita, Inc., 4.625%, 6/01/2030 (n)	15,220,000	12,480,400
HCA Healthcare, Inc., 4.375%, 3/15/2042 (n)	14,385,000	12,327,499
HCA Healthcare, Inc., 4.625%, 3/15/2052 (n)	9,681,000	8,440,624
HCA, Inc., 5.25%, 6/15/2026	6,743,000	6,842,047
HCA, Inc., 4.125%, 6/15/2029	14,251,000	13,714,638
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	2,749,647
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	8,253,278
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	23,983,000	22,422,846
ProMedica Toledo Hospital, “B”, 5.75%, 11/15/2038	9,026,000	9,434,576
Tower Health, 4.451%, 2/01/2050	22,087,000	13,252,200
		$137,247,219
Metals & Mining – 1.1%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$10,712,000	$9,380,937
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	16,098,000	15,108,325
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	12,521,000	10,635,992
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	20,205,000	17,579,599
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	5,720,000	5,698,150
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	17,296,000	14,599,386
Novelis Corp., 3.25%, 11/15/2026 (n)	3,169,000	2,948,945
Novelis Corp., 3.875%, 8/15/2031 (n)	11,091,000	9,482,805
		$85,434,139
Midstream – 2.0%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$16,500,000	$13,284,057
Cheniere Energy Partners LP, 4.5%, 10/01/2029	13,412,000	12,994,015
Enbridge, Inc., 4.25%, 12/01/2026	9,961,000	10,022,736
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	7,347,000	8,931,467
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,112,000	6,348,015
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	7,661,000	7,365,305
MPLX LP, 4.95%, 3/14/2052	32,980,000	30,217,225
ONEOK, Inc., 5.2%, 7/15/2048	13,639,000	12,670,035
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	33,187,000	30,009,905
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	5,255,000	5,133,921
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	5,465,000	5,404,791
Targa Resources Corp., 4.2%, 2/01/2033	4,099,000	3,850,084
Targa Resources Corp., 4.95%, 4/15/2052	6,758,000	6,045,197
		$152,276,753
Mortgage-Backed – 21.2%
Fannie Mae, 2.41%, 5/01/2023	$2,242,018	$2,233,920
Fannie Mae, 2.55%, 5/01/2023	1,154,326	1,150,710
Fannie Mae, 5%, 3/01/2024 - 3/01/2042	5,184,606	5,489,321
Fannie Mae, 5.25%, 8/01/2024	797,089	816,086
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	24,038,184	24,972,457
Fannie Mae, 2.557%, 12/25/2026	8,472,435	8,272,576
Fannie Mae, 3.95%, 1/01/2027	595,472	617,548
Fannie Mae, 3.5%, 1/01/2028 - 12/01/2047	33,015,274	33,289,152
Fannie Mae, 3%, 11/01/2028 - 11/01/2048	30,613,711	30,069,679
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	2,856,345	2,712,068
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	54,117	58,076
Fannie Mae, 3%, 2/25/2033 (i)	1,403,057	134,391
Fannie Mae, 5.5%, 3/01/2033 - 12/01/2038	4,932,694	5,276,364
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	2,102,355	2,269,930
Fannie Mae, 3.25%, 5/25/2040	442,288	440,995

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 4%, 9/01/2040 - 12/01/2048	$40,843,785	$41,991,911
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	920,027	886,979
Fannie Mae, 4%, 7/25/2046 (i)	1,439,135	271,150
Fannie Mae, UMBS, 2%, 4/01/2037 - 4/01/2052	101,116,304	93,013,495
Fannie Mae, UMBS, 2.5%, 8/01/2037 - 4/01/2052	154,863,418	145,506,238
Fannie Mae, UMBS, 1.5%, 9/01/2041 - 2/01/2042	1,086,241	966,589
Fannie Mae, UMBS, 5.5%, 5/01/2044	2,055,940	2,207,302
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 7/01/2052	49,739,366	49,292,745
Fannie Mae, UMBS, 3%, 6/01/2051 - 5/01/2052	34,713,941	33,656,110
Freddie Mac, 3.32%, 2/25/2023	4,839,132	4,831,321
Freddie Mac, 3.25%, 4/25/2023 - 11/25/2061	11,281,405	11,186,784
Freddie Mac, 3.06%, 7/25/2023	1,328,995	1,323,143
Freddie Mac, 3.531%, 7/25/2023	2,816,666	2,815,117
Freddie Mac, 3.458%, 8/25/2023	8,845,812	8,843,505
Freddie Mac, 2.67%, 12/25/2024	4,982,063	4,905,691
Freddie Mac, 2.811%, 1/25/2025	6,476,856	6,405,848
Freddie Mac, 3.329%, 5/25/2025	8,738,328	8,749,468
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	4,896,372	5,038,979
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	5,909,566	6,156,182
Freddie Mac, 3.3%, 10/25/2026	4,957,000	4,976,564
Freddie Mac, 3.117%, 6/25/2027	17,177,017	17,153,551
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	29,082,937	28,530,147
Freddie Mac, 4.06%, 10/25/2028	9,501,000	9,908,098
Freddie Mac, 1.09%, 7/25/2029 (i)	12,688,293	803,329
Freddie Mac, 1.144%, 8/25/2029 (i)	22,354,215	1,476,670
Freddie Mac, 1.868%, 4/25/2030 (i)	6,415,004	771,871
Freddie Mac, 5.5%, 8/01/2033 - 1/01/2038	1,134,493	1,212,594
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	656,086	697,349
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	2,382,383	2,527,720
Freddie Mac, 5.5%, 2/15/2036 (i)	268,917	45,978
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	21,273,421	21,432,436
Freddie Mac, 4.5%, 12/15/2040 (i)	223,022	20,847
Freddie Mac, 4%, 8/15/2044 (i)	300,503	33,979
Freddie Mac, UMBS, 3%, 11/01/2034 - 4/01/2052	25,728,409	24,995,418
Freddie Mac, UMBS, 2%, 4/01/2037 - 5/01/2052	225,338,336	204,239,120
Freddie Mac, UMBS, 2.5%, 8/01/2040 - 4/01/2052	40,144,490	37,568,099
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 7/01/2052	30,775,840	30,539,143
Ginnie Mae, 5.5%, 11/15/2032 - 1/20/2042	822,463	888,338
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	673,064	722,896
Ginnie Mae, 4.5%, 4/15/2039 - 7/20/2049	10,762,334	11,198,071
Ginnie Mae, 4%, 10/20/2040 - 7/20/2041	2,510,602	2,584,970
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2048	15,454,913	15,613,551
Ginnie Mae, 3%, 11/20/2044 - 7/20/2052	74,972,727	73,319,958
Ginnie Mae, 2.5%, 8/20/2051 - 11/20/2051	41,905,520	39,844,116
Ginnie Mae, 2%, 1/20/2052	15,303,919	14,095,997
Ginnie Mae, TBA, 3.5%, 8/15/2052	43,186,608	42,990,919
Ginnie Mae, TBA, 4%, 8/15/2052	56,996,743	57,582,296
Ginnie Mae, TBA, 5%, 8/15/2052	25,475,000	26,106,899
Ginnie Mae, TBA, 4.5%, 8/18/2052	54,875,000	55,927,486
UMBS, TBA, 2.5%, 8/16/2037 - 9/14/2052	141,705,000	132,763,458
UMBS, TBA, 2%, 8/25/2037 - 9/25/2052	110,300,000	101,233,844
UMBS, TBA, 3%, 8/25/2037	14,834,693	14,728,358
UMBS, TBA, 4.5%, 8/11/2052	20,950,000	21,314,170
UMBS, TBA, 4%, 8/25/2052	16,150,000	16,230,119
UMBS, TBA, 5%, 8/25/2052	22,525,000	23,134,759
UMBS, TBA, 5.5%, 9/14/2052	11,625,000	11,996,455
		$1,595,061,403

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 1.8%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$2,065,000	$2,043,375
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	24,325,000	22,993,476
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	4,565,000	3,912,735
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	29,043,000	28,545,638
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	25,254,000	28,783,668
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	9,717,000	8,873,242
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	6,320,000	7,302,498
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.765%, 6/01/2040	4,260,000	5,236,610
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	29,316,000	25,959,028
		$133,650,270
Natural Gas - Distribution – 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,261,000	$17,277,437
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	13,855,000	13,097,014
NiSource, Inc., 3.6%, 5/01/2030	16,331,000	15,538,933
		$45,913,384
Network & Telecom – 0.9%
AT&T, Inc., 3.5%, 9/15/2053	$7,351,000	$5,811,313
AT&T, Inc., 3.55%, 9/15/2055	19,066,000	14,863,191
Verizon Communications, Inc., 2.1%, 3/22/2028	6,322,000	5,783,042
Verizon Communications, Inc., 2.55%, 3/21/2031	31,553,000	28,037,202
Verizon Communications, Inc., 4.272%, 1/15/2036	9,727,000	9,591,956
		$64,086,704
Oils – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$9,202,000	$8,419,072
Marathon Petroleum Corp., 5.85%, 12/15/2045	4,349,000	4,304,152
		$12,723,224
Other Banks & Diversified Financials – 1.7%
Bangkok Bank (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034 (n)	$17,102,000	$15,087,042
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	3,408,000	3,412,260
Citigroup, Inc., 2.666% to 1/29/2030, FLR (SOFR - 1 day + 1.146%) to 1/29/2031	35,127,000	30,988,803
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	7,743,000	7,645,970
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	14,673,000	13,578,690
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	57,968,000	55,158,112
		$125,870,877
Pharmaceuticals – 0.5%
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	$23,655,000	$22,776,217
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	16,685,000	15,775,667
		$38,551,884
Real Estate - Office – 0.6%
Boston Properties Ltd. LP, REIT, 2.55%, 4/01/2032	$29,885,000	$24,715,963
Boston Properties Ltd. LP, REIT, 2.45%, 10/01/2033	27,176,000	21,598,424
		$46,314,387
Retailers – 0.2%
MercadoLibre, Inc., 3.125%, 1/14/2031	$20,686,000	$15,965,286
Specialty Stores – 0.3%
Penske Automotive Group Co., 3.75%, 6/15/2029	$21,146,000	$19,031,400

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 1.9%
American Tower Corp., REIT, 2.75%, 1/15/2027	$5,838,000	$5,469,274
American Tower Corp., REIT, 3.55%, 7/15/2027	23,247,000	22,477,112
American Tower Corp., REIT, 3.8%, 8/15/2029	14,596,000	13,958,463
Crown Castle International Corp., REIT, 3.7%, 6/15/2026	3,555,000	3,507,027
Crown Castle International Corp., REIT, 4%, 3/01/2027	1,300,000	1,290,112
Crown Castle International Corp., REIT, 3.8%, 2/15/2028	4,492,000	4,369,955
Crown Castle International Corp., REIT, 3.25%, 1/15/2051	1,841,000	1,391,831
Rogers Communications, Inc., 4.5%, 3/15/2042 (n)	27,147,000	25,606,235
Rogers Communications, Inc., 4.55%, 3/15/2052 (n)	27,147,000	25,431,498
SBA Communications Corp., 3.125%, 2/01/2029	17,490,000	15,303,750
T-Mobile USA, Inc., 2.55%, 2/15/2031	28,722,000	25,114,265
T-Mobile USA, Inc., 4.375%, 4/15/2040	2,343,000	2,180,322
		$146,099,844
Tobacco – 0.8%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$12,881,000	$12,640,837
B.A.T. Capital Corp., 4.906%, 4/02/2030	2,485,000	2,364,013
B.A.T. Capital Corp., 4.742%, 3/16/2032	26,499,000	24,278,313
B.A.T. International Finance PLC, 4.448%, 3/16/2028	23,935,000	22,919,132
		$62,202,295
Transportation - Services – 0.4%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$13,697,000	$13,078,701
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	11,601,000	13,888,405
		$26,967,106
U.S. Government Agencies and Equivalents – 0.3%
Small Business Administration, 4.35%, 7/01/2023	$10,614	$10,619
Small Business Administration, 4.98%, 11/01/2023	17,449	17,441
Small Business Administration, 4.89%, 12/01/2023	20,964	20,852
Small Business Administration, 4.93%, 1/01/2024	19,858	19,804
Small Business Administration, 4.34%, 3/01/2024	35,209	34,847
Small Business Administration, 5.18%, 5/01/2024	27,928	27,989
Small Business Administration, 5.52%, 6/01/2024	25,600	25,566
Small Business Administration, 5.19%, 7/01/2024	31,874	31,821
Small Business Administration, 4.86%, 10/01/2024	28,082	27,911
Small Business Administration, 4.57%, 6/01/2025	85,913	87,110
Small Business Administration, 4.76%, 9/01/2025	321,227	316,637
Small Business Administration, 5.39%, 12/01/2025	18,063	18,094
Small Business Administration, 5.35%, 2/01/2026	109,022	109,615
Small Business Administration, 3.25%, 11/01/2030	726,386	713,850
Small Business Administration, 2.85%, 9/01/2031	1,244,083	1,246,172
Small Business Administration, 2.37%, 8/01/2032	747,491	731,245
Small Business Administration, 2.13%, 1/01/2033	1,448,886	1,385,765
Small Business Administration, 2.21%, 2/01/2033	383,676	366,692
Small Business Administration, 2.22%, 3/01/2033	1,372,157	1,309,859
Small Business Administration, 2.08%, 4/01/2033	2,501,776	2,395,240
Small Business Administration, 2.45%, 6/01/2033	2,746,829	2,634,121
Small Business Administration, 3.15%, 7/01/2033	3,337,749	3,289,454
Small Business Administration, 3.16%, 8/01/2033	3,513,952	3,512,000
Small Business Administration, 3.62%, 9/01/2033	2,092,388	2,121,626
		$20,454,330
U.S. Treasury Obligations – 19.4%
U.S. Treasury Bonds, 1.125%, 8/15/2040	$27,300,000	$19,380,867
U.S. Treasury Bonds, 1.375%, 11/15/2040	74,100,000	54,738,481
U.S. Treasury Bonds, 1.75%, 8/15/2041	67,500,000	52,734,375
U.S. Treasury Bonds, 2.375%, 2/15/2042	61,700,000	53,736,844
U.S. Treasury Bonds, 2.875%, 5/15/2043	58,777,000	54,931,239

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	$29,323,000	$25,421,666
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	25,716,210
U.S. Treasury Bonds, 3%, 2/15/2048	19,900,000	19,143,645
U.S. Treasury Bonds, 2.375%, 11/15/2049	34,500,000	29,853,281
U.S. Treasury Bonds, 1.625%, 11/15/2050	67,800,000	48,868,969
U.S. Treasury Bonds, 2.25%, 2/15/2052	16,600,000	13,998,469
U.S. Treasury Notes, 0.125%, 12/31/2022	154,950,000	153,218,917
U.S. Treasury Notes, 2.75%, 5/31/2023	138,210,500	137,956,754
U.S. Treasury Notes, 0.375%, 10/31/2023	140,000,000	135,614,063
U.S. Treasury Notes, 0.75%, 12/31/2023	505,000,000	489,613,281
U.S. Treasury Notes, 0.875%, 6/30/2026	120,000,000	111,595,313
U.S. Treasury Notes, 2.5%, 3/31/2027	33,400,000	33,085,570
		$1,459,607,944
Utilities - Electric Power – 1.9%
AEP Transmission Co. LLC, 4%, 12/01/2046	$7,457,000	$6,675,116
Calpine Corp., 3.75%, 3/01/2031 (n)	16,125,000	14,313,759
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	7,175,000	6,941,812
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	30,284,000	28,056,235
Evergy, Inc., 2.9%, 9/15/2029	3,000,000	2,714,723
FirstEnergy Corp., 2.65%, 3/01/2030	15,914,000	14,004,320
FirstEnergy Corp., 5.35%, 7/15/2047	6,821,000	6,111,241
FirstEnergy Corp., 3.4%, 3/01/2050	9,936,000	7,415,734
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	21,954,000	19,354,041
Pacific Gas & Electric Co., 3%, 6/15/2028	11,170,000	9,836,757
Pacific Gas & Electric Co., 3.3%, 8/01/2040	34,169,000	24,937,437
		$140,361,175
Total Bonds		$7,409,742,727
Investment Companies (h) – 7.6%
Money Market Funds – 7.6%
MFS Institutional Money Market Portfolio, 1.72% (v)	570,963,731	$570,963,731

Other Assets, Less Liabilities – (6.1)%		(456,799,294)
Net Assets – 100.0%		$7,523,907,164
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $570,963,731 and $7,409,742,727, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,048,724,187, representing 27.2% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury

Portfolio of Investments (unaudited) – continued
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 7/31/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	3,216	$365,744,627	September – 2022	$5,133,247
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	2,719	$572,243,290	September – 2022	$(2,739,517)
U.S. Treasury Ultra Bond	Long	USD	2,311	365,860,188	September – 2022	(1,352,989)
U.S. Treasury Ultra Note 10 yr	Short	USD	756	99,225,000	September – 2022	(1,395,183)
						$(5,487,689)
At July 31, 2022, the fund had liquid securities with an aggregate value of $23,346,964 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of July 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,480,062,274	$—	$1,480,062,274
Non - U.S. Sovereign Debt	—	10,740,458	—	10,740,458
Municipal Bonds	—	133,650,270	—	133,650,270
U.S. Corporate Bonds	—	2,011,613,071	—	2,011,613,071
Residential Mortgage-Backed Securities	—	1,596,866,619	—	1,596,866,619
Commercial Mortgage-Backed Securities	—	571,153,732	—	571,153,732
Asset-Backed Securities (including CDOs)	—	730,863,618	—	730,863,618
Foreign Bonds	—	874,792,685	—	874,792,685
Mutual Funds	570,963,731	—	—	570,963,731
Total	$570,963,731	$7,409,742,727	$—	$7,980,706,458
Other Financial Instruments
Futures Contracts – Assets	$5,133,247	$—	$—	$5,133,247
Futures Contracts – Liabilities	(5,487,689)	—	—	(5,487,689)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$663,218,414	$382,840,383	$475,090,981	$(17,315)	$13,230	$570,963,731
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$186,555	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.